Legal Proceedings and Claims	12 Months Ended
Jan. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings and Claims
Legal Proceedings and Claims
In the ordinary course of business, the Company is or may be involved in various legal proceedings and claims related to alleged infringement of third-party patents and other intellectual property rights, commercial, corporate and securities, labor and employment, class actions, wage and hour, and other claims. The Company has been, and may in the future be, put on notice and/or sued by third parties for alleged infringement of their proprietary rights, including patent infringement.

In July 2015, the Company and certain of its current and former directors were named as defendants in a purported shareholder derivative action in the Superior Court for the State of California, County of San Francisco. The plaintiff filed an amended version of this derivative complaint in November 2015. The derivative complaint alleged that excessive compensation was paid to such directors for their service and included allegations of breach of fiduciary duty and unjust enrichment, and sought restitution and disgorgement of a portion of the directors' compensation as well as reform of a Company equity plan. Because the complaint was derivative in nature, it did not seek monetary damages from the Company. In February 2016, the parties agreed to dismiss the complaint with prejudice as to the plaintiff and submitted a stipulation to that effect to the Court. In March 2016, the Court entered the order of dismissal. Neither the Company nor the individual defendants paid any consideration to the plaintiff.
During fiscal 2015, the Company received a communication from a large technology company alleging that the Company infringed certain of its patents.  The Company continues to analyze this claim and no litigation has been filed to date.  There can be no assurance that this claim will not lead to litigation in the future.  The resolution of this claim is not expected to have a material adverse effect on the Company's financial condition, but it could be material to operating results or cash flows or both of a particular quarter.
In general, the resolution of a legal matter could prevent the Company from offering its service to others, could be material to the Company’s financial condition or cash flows, or both, or could otherwise adversely affect the Company’s operating results.
The Company makes a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. In management’s opinion, resolution of all current matters is not expected to have a material adverse impact on the Company’s consolidated results of operations, cash flows or financial position. However, depending on the nature and timing of any such dispute, an unfavorable resolution of a matter could materially affect the Company’s future results of operations or cash flows, or both, of a particular quarter.